Other Assets - Other Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Other Assets [Line Items]
Capitalized computer software, net	¥ 5,893	¥ 4,635
Investments in non-marketable securities	706	613
Other	4,869	4,968
Total other assets	¥ 11,468	¥ 10,216